As filed with the Securities and Exchange Commission on January 7 , 2014

1933 Act File No. 333-180250
1940 Act File No. 811-22679

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. _ 4 _	[ X ]
Post-Effective Amendment No. ____	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. _ 4 _	[ X ]
(Check appropriate box or boxes.)

FORUM ETF TRUST
(Exact name of Registrant as Specified in Charter)

Three Canal Plaza, Suite 600
Portland, Maine  04101
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (207) 347-2000

David Faherty
Forum ETF Trust
Three Canal Plaza, Suite 600
Portland, Maine  04101
(Name and Address of Agent for Service)

Copy to:
Stacy Fuller
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 4 to the Registration Statement on Form N-1A for Forum ETF Trust (the “Trust”) is being filed solely for the purpose of including as an Exhibit to the Trust’s Registration Statement an updated consent of BBD, LLP, the independent registered public accounting firm for the Trust and the Trust’s Merk Hard Currency ETF, and a recently updated code of ethics for the Trust. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART A – PROSPECTUS

The Prospectus for Merk Hard Currency ETF is incorporated herein by reference to Part A of Pre-Effective Amendment No. 3, as filed on January 2, 2014 (SEC Accession No. 0001435109-14-000009).

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Merk Hard Currency ETF is incorporated herein by reference to Part B of Pre-Effective Amendment No. 3, as filed on January 2, 2014 (SEC Accession No. 0001435109-14-000009).

PART C – OTHER INFORMATION

Filed herewith.

PART C   OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)
Restated Certificate of Trust of Registrant dated July 25, 2012 -- (Exhibit incorporated by reference as filed as Exhibit (a)(1) in Form N-1A via EDGAR on January 2, 2014, accession number 0001435109-14-000009) .

(2) Trust Instrument as amended on September 19, 2013 – (Exhibit incorporated by reference as filed as Exhibit (a)(2) in Form N-1A via EDGAR on November 29, 2013, accession number 0001435109-13-000537).
(b)	None.
(c)	Shareholder’s rights are contained in Articles II, V, VI, VII, X and XI of the Registrant’s Trust Instrument.
(d)	(1)
Management Agreement between Registrant and Forum Investment Advisors, LLC – (Exhibit incorporated by reference as filed as Exhibit (d)(1) in Form N-1A via EDGAR on January 2, 2014, accession number 0001435109-14-000009) .

(2)
Investment Advisory Agreement between Registrant, Forum Investment Advisors, LLC and Merk Investments, LLC – (Exhibit incorporated by reference as filed as Exhibit (d)(2) in Form N-1A via EDGAR on January 2, 2014, accession number 0001435109-14-000009) .

(e)	(1)
Distribution Agreement between Registrant and Foreside Fund Services, LLC dated September 20, 2012 (Exhibit incorporated by reference as filed as Exhibit (e)(1) in Form N-1A via EDGAR on April 12, 2013, accession number 0001435109-13-000140).

(2) Form of Authorized Participant Agreement (Exhibit incorporated by reference as filed as Exhibit (e)(2) in Form N-1A via EDGAR on April 12, 2013, accession number 0001435109-13-000140).
(f)	Bonus or Profit Sharing Contracts – None.
(g)	(1)
Custody Agreement between the Registrant and The Bank of New York Mellon dated November 14, 2012 (Exhibit incorporated by reference as filed as Exhibit (g)(1) in Form N-1A via EDGAR on April 12, 2013, accession number 0001435109-13-000140).

(2)
Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated November 14, 2012 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in Form N-1A via EDGAR on April 12, 2013, accession number 0001435109-13-000140).

(h)	(1)
Administration Agreement between the Registrant and Atlantic Fund Services dated December 13, 2012 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in Form N-1A via EDGAR on April 12, 2013, accession number 0001435109-13-000140).

(2)
Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon dated November 14, 2012  (Exhibit incorporated by reference as filed as Exhibit (h)(2) in Form N-1A via EDGAR on April 12, 2013, accession number 0001435109-13-000140).

(3)
Subadministration Services Agreement between the Registrant and The Bank of New York Mellon dated November 5, 2012  (Exhibit incorporated by reference as filed as Exhibit (h)(3) in Form N-1A via EDGAR on April 12, 2013, accession number 0001435109-13-000140).

(4)
Compliance Agreement between Forum Investment Advisors, LLC and Merk Investments LLC -- (Exhibit incorporated by reference as filed as Exhibit (h)(4) in Form N-1A via EDGAR on January 2, 2014, accession number 0001435109-14-000009) .

(5)
                      Expense Limitation Agreement between Registrant and Merk Investments, LLC – (Exhibit incorporated by reference as filed as Exhibit (h)(5) in Form N-1A via EDGAR on January 2, 2014, accession number 0001435109-14-000009) .

(i)	Opinion and Consent of Counsel – (Exhibit incorporated by reference as filed as Exhibit (i) in Form N-1A via EDGAR on January 2, 2014, accession number 0001435109-14-000009) .
(j)	Consent of Independent Registered Certified Public Accounting Firm – Filed herewith.
(k)	Omitted Financial Statements - None.
(l)	Initial Capital Agreement – (Exhibit incorporated by reference as filed as Exhibit (l) in Form N-1A via EDGAR on January 2, 2014, accession number 0001435109-14-000009) .
(m)	Distribution and Servicing Plan (Exhibit incorporated by reference as filed as Exhibit (m) in Form N-1A via EDGAR on April 12, 2013, accession number 0001435109-13-000140).
(n)	Rule 18f-3 Multiple Class Plan - None.
(p)	(1) Code of Ethics for Registrant – Filed herewith .
(2)	Code of Ethics for Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(2) in Form N-1A via EDGAR on April 12, 2013, accession number 0001435109-13-000140).
(3)	Code of Ethics for Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(3) in Form N-1A via EDGAR on April 12, 2013, accession number 0001435109-13-000140).
Other Exhibits:
(A)
Powers of Attorney for John Y. Keffer, David Tucker and Mark Moyer, Trustees of the Registrant (Exhibit incorporated by reference as filed as Other Exhibits (A) in Form N-1A via EDGAR on April 12, 2013, accession number 0001435109-13-000140).

(B)
Power of Attorney for Jennifer Brown-Strabley, Trustee of the Registrant (Exhibit incorporated by reference as filed as Other Exhibits (B) in Form N-1A via EDGAR on April 12, 2013, accession number 0001435109-13-000140).

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

Item 30.                      Indemnification

Article X of the Trust Instrument of the Registrant provides as follows:

           Section 1.                      LIMITATION OF LIABILITY.

  All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series may contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee, officer or employee of the Trust liable thereunder.  Except as required by Section 3806(e) of the Delaware Act, no Trustee or officer of the Trust shall be responsible or liable to the Trust, the Shareholders, another Trustee or other person that is a party to or is otherwise bound by this Trust Instrument for any act or omission, breach of contract, breach of duties or for neglect or wrongdoing of the Trustee or officer or any officer, agent, representative, employee, investment adviser, Principal Underwriter or independent contractor of the Trust; provided that, in compliance with Section 17(h) of the 1940 Act, nothing contained in this Trust Instrument shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or such other standard of care as set forth in Section 17(h) of the 1940 Act, as amended from time to time.

           Section 2.                      INDEMNIFICATION.

           (a)           Subject to the exceptions and limitations contained in subsection 0 below:

(i)           every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)           as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office:  (i) by the court or other body approving a settlement or before which the action was adjudicated; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)           To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection 0 of this 0 shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this 0; provided, however, that, with regard to an agent, in addition (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

(e)           Any repeal or modification of this ARTICLE X by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this ARTICLE X, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3.                      INDEMNIFICATION OF SHAREHOLDERS.

  If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his, her or its being or having been a Shareholder and not because of his, her or its acts or omissions or for some other reason, the Shareholder or former Shareholder (or his, her or its heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such Liability.  The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him, her or it for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

With respect to indemnification of an adviser to the Trust, the Investment Management Agreement between the Trust Forum Investment Advisors, LLC includes language similar to the following:

(a)           The Trust shall expect of the Investment Manager, and the Investment Manager will give the Trust the benefit of, the Investment Manager’s best judgment and efforts in rendering its services to the Trust.  The Investment Manager shall not be liable hereunder for any mistake of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken or in any event whatsoever with respect to the Trust, any Fund or any Fund’s shareholders in the absence of bad faith, willful misfeasance or negligence in the performance of the Investment Manager’s duties or obligations under this Agreement or by reason of the Investment Manager’s reckless disregard of its duties and obligations under this Agreement.

(b)           The Investment Manager shall not be liable for the errors of other service providers to the Trust, including the errors of pricing services, administrator, fund accountant, custodian or transfer agent to the Trust, unless such errors arise from the Investment Manager’s providing false or misleading information to other service providers.  The Investment Manager shall not be liable to the Trust for any action taken or failure to act in good faith reliance upon: (i) information, instructions or requests, whether oral or written, with respect to a Fund made to the Investment Manager by a duly authorized officer of the Trust; (ii) the advice of counsel to the Trust; and (iii) any written instruction or certified copy of any resolution of the Board or any agent of the Board.

(c)           The Investment Manager agrees to indemnify and hold harmless the Trust, each Fund and their respective employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, fees and expenses (including reasonable attorneys’ fees and expenses) of every nature and character arising out of or in any way related to (i) any breach of the Investment Manager’s obligations under this Agreement, (ii) any acts or failures to act of the Investment Manager for which the Investment Manager would be liable under Section 5(a), (iii) any breach of a representation or warranty of the Investment Manager set forth in this Agreement and (iv) claims or demands by any employee, agent, trustee, member or manager of the Investment Manager in their capacity as such.  The Trust is hereby authorized to deduct any amounts payable in respect of the Investment Manager’s indemnification obligations hereunder from any fees payable to the Investment Manager pursuant to Section 4(a).

(d)           The Investment Manager shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Investment Manager’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust Merk Investments LLC includes language similar to the following:

 (a)           The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust, but in no event shall this expectation be construed to create a higher standard of care than that typically owed by a fiduciary.  The Adviser or the Adviser’s agents or affiliates shall not be liable hereunder for any mistake of judgment or mistake of law or for any loss arising out of any investment, or for any act or omission taken, or in any event whatsoever with respect to the Trust, the Fund or any of the Fund’s shareholders in the absence of bad faith, willful misfeasance or negligence in the performance of the Adviser’s duties or obligations under this Agreement or by reason of the Adviser’s reckless disregard of its duties and obligations under this Agreement.

(b)           The Adviser shall not be liable for the errors of other service providers to the Trust, including the errors of pricing services, administrator, fund accountant, custodian or transfer agent to the Trust, unless such errors arise from the Adviser’s providing false or misleading information to other service providers.  The Adviser shall not be liable to the Trust for any action taken or failure to act in good faith reliance upon: (i) information, instructions or requests, whether oral or written, with respect to the Fund made to the Adviser by a duly authorized officer of the Trust; (ii) the advice of counsel to the Trust; and/or (iii) any written instruction or certified copy of any resolution of the Board or any agent of the Board.

(c)           The Adviser agrees to indemnify and hold harmless the Trust, each Fund and their respective employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, fees and expenses (including reasonable attorneys’ fees and expenses) of every nature and character arising out of or in any way related to (i) any acts or failures to act as Adviser for which the Adviser would be liable under Section 5(a), (ii) any breach of a representation or warranty of the Adviser set forth in this Agreement and (iii) claims or demands by any employee, agent, trustee, member or manager of the Adviser in their capacity as such.  The Trust is hereby authorized to deduct any amounts payable in respect of the Adviser’s indemnification obligations hereunder from any fees payable to the Adviser pursuant to Section 4(a).

(d)           The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

Item 31.	Business and Other Connections of the Investment Adviser

Forum Investment Advisors, LLC

With respect to Forum Investment Advisors, LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-77708). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov

Merk Investments LLC

With respect to Merk Investments LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-60616). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.	Principal Underwriter

(a)           Foreside Fund Services, LLC, (the "Distributor"), serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust	20.	Gottex Multi-Asset Endowment Fund - II
2.	American Beacon Funds	21.	Henderson Global Funds
3.	American Beacon Select Funds	22.	Ironwood Institutional Multi-Strategy Fund LLC
4.	Avenue Mutual Funds Trust	23.	Ironwood Multi-Strategy Fund LLC
5.	Bridgeway Funds, Inc.	24.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
6.	Broadmark Funds	25.	Manor Investment Funds
7.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust	26.	Nomura Partners Funds, Inc.
8.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust	27.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
9.	Direxion Shares ETF Trust	28.	PMC Funds, Series of Trust for Professional Managers
10.	Exchange Traded Concepts Trust II	29.	Precidian ETFs Trust
11.	FlexShares Trust	30.	Quaker Investment Trust
12.	Forum ETF Trust	31.	Renaissance Capital Greenwich Funds
13.	Forum Funds	32.	RevenueShares ETF Trust
14.	Forum Funds II	33.	Salient MF Trust
15.	FQF Trust	34.	Scotia Institutional Funds (f/k/a Dundee Wealth Funds)
16.	FSI Low Beta Absolute Return Fund	35.	Sound Shore Fund, Inc.
17.	Gottex Multi-Alternatives Fund – I	36.	The Roxbury Funds
18.	Gottex Multi-Alternatives Fund – II	37.	Turner Funds
19.	Gottex Multi-Asset Endowment Fund - I	38.	Wintergreen Fund, Inc.

 (b)           The following are Officers and Managers of the Distributor, the Registrant's underwriter.  The Distributor's main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)           Not applicable.

Item 33.                      Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, (“Records”) are maintained as follows:

(a)           The Registrant maintains all Records at its offices at Three Canal Plaza, Suite 600, Portland, ME 04101.

(b)           Forum Investment Advisors, LLC maintains all Records relating to its services as investment manager to the Registrant at Three Canal Plaza, Suite 600, Portland, ME 04101.

(c)           Merk Investments, LLC maintains all Records relating to its services as investment adviser to the Merk Hard Currency ETF at 555 Bryant Street #455, Palo Alto, CA 94301.

(d)           Foreside Fund Services, LLC, maintains all Records relating to its services as Distributor of the Registrant at Three Canal Plaza, Suite 100, Portland, Maine 04101.

(e)           Atlantic Fund Services maintains all Records relating to its services as Administrator to the Registrant at Three Canal Plaza, Suite 600, Portland, ME 04101.

(f)           The Bank of New York Mellon maintains all Records relating to its services as sub-administrator, portfolio accountant, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 34.                      Management Services

Not applicable.

Item 35.                      Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on January 7 , 2014.

Forum Funds

By:  /s/ Stacey E. Hong
Stacey E. Hong, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on January 7 , 2014.

(a)           Principal Executive Officer

 /s/ Stacey E. Hong
Stacey E. Hong
Principal Executive Officer

(b)           Principal Financial Officer

 /s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)           A majority of the Trustees

John Y. Keffer, Trustee*
David Tucker, Trustee*
Mark Moyer, Trustee*
Jennifer Brown-Strabley, Trustee*

By: /s/ Lina Bhatnagar
Lina Bhatnagar
As Attorney-in-fact

*Pursuant to powers of attorney previously filed.

EXHIBIT LIST
Exhibit	Description
(j)	Consent of BBD, LLP
( p ) (1)	Code of Ethics adopted by Registrant